FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Future Minimum Rental Payments Due Under Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Weighted average remaining lease term	4 years 8 months 12 days	5 years 4 months 24 days
Operating lease rental revenue	$ 283,900	$ 391,100
Amount from leases with variable rates	55,900	$ 71,400
Future Minimum Rental Payments Due [Abstract]
2021	305,377
2022	268,216
2023	218,818
2024	201,873
2025	179,107
Thereafter	313,123
Future minimum rental payments under operating leases	$ 1,486,514